John Hancock Multifactor Mid Cap ETF Expense Example - John Hancock Multifactor Mid Cap ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	$ 529